Basic and diluted earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Basic and diluted earnings per share
Schedule of basic and diluted earnings/loss per share

DKK thousand	2021	2020	2019
Net result for the year	-1,018,149	-846,729	-571,541
Net result used in the calculation of basic and diluted earnings/losses per share	-1,018,149	-846,729	-571,541
Weighted average number of ordinary shares	43,192,383	38,433,923	33,866,709
Weighted average number of treasury shares	-322,988	-64,223	-64,223
Weighted average number of ordinary shares used in the calculation of basic earnings per share	42,869,395	38,369,700	33,802,486
Weighted average number of ordinary shares used in the calculation of diluted earnings per share	42,869,395	38,369,700	33,802,486
Basic earnings/loss per share (DKK)	-23.75	-22.07	-16.91
Diluted earnings/loss per share (DKK)	-23.75	-22.07	-16.91

Schedule of potential ordinary shares are antidilutive and are therefore excluded from the weighted average number of ordinary shares for the purpose of diluted earnings/loss per share

DKK thousand	2021	2020	2019

Outstanding warrants under the 2010 employee incentive program	0	0	42,359
Outstanding warrants under the 2015 employee incentive programs	1,413,977	1,908,920	1,647,788
Outstanding Restricted Share Units (RSUs) under the LTIP programs	460,089	27,466	0
Outstanding Performance Share Units (PSUs) under the LTIP program	271,761	19,765	19,765
Outstanding warrants under the 2020 employee incentive program	63,217	63,217	0
Total outstanding warrants	2,209,044	2,019,368	1,709,912

- out of which these are dilutive	0	0	0
- out of which these are anti-dilutive	2,209,044	2,019,368	1,709,912